Reinsurance - Summary of Assumed and Ceded Reinsurance on Premiums Written, Premiums Earned and Insurance Losses and Loss Adjustment Expenses (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Premiums written:
Insurance		$ 2,768.1	$ 2,723.5	$ 2,446.6
Reinsurance		1,905.1	1,885.8	1,521.0
Ceded		(1,837.2)	(1,666.7)	(1,385.7)
Net written premiums		2,836.0	2,942.6	2,581.9
Premiums earned:
Insurance		2,752.2	2,565.7	2,444.8
Reinsurance		1,850.0	1,822.1	1,562.0
Ceded		(1,770.3)	(1,498.1)	(1,392.3)
Net premiums earned	[1]	2,831.9	2,889.7	2,614.5
Losses and loss adjustment expenses:
Insurance		(1,647.2)	(1,759.1)	(1,644.5)
Reinsurance		(985.9)	(915.8)	(707.2)
Ceded		1,086.4	957.1	798.7
Losses and loss adjustment expenses	[1]	$ (1,546.7)	$ (1,717.8)	$ (1,553.0)

[1]	Net earned premiums and losses and loss adjustment expenses include related party balances of $5.9 million and $3.7 million, respectively, for the twelve months ended December 31, 2025. Refer to Note 20, “Related Party Transactions” for further details.